Statement of Financial Position - USD ($)	Nov. 30, 2017	Aug. 31, 2017	Aug. 31, 2016
Assets, Current
Cash and Cash Equivalents, at Carrying Value	$ 12,136	$ 1,952	$ 46,585
Other Assets, Current	15,514	1,500	1,500
Assets, Current	27,650	3,452	48,085
Assets, Noncurrent
Property, Plant and Equipment, Net	32,155	41,635	68,123
Goodwill	5,000	5,000
Indefinite-Lived Intangible Assets (Excluding Goodwill)	1,090,087	1,112,631	1,202,807
Other Assets, Noncurrent	13,507	13,507	16,502
Assets, Noncurrent	1,103,594	1,126,138	1,219,309
Assets	1,163,399	1,171,225	1,335,517
Liabilities, Current
Accrued Liabilities, Current	59,225	37,947	25,037
Due To Related Parties Current	5,000	3,000	8,000
Notes Payable, Current	11,444	105,000	90,000
Derivative Instruments and Hedges, Liabilities	78,402
Liabilities, Current	154,071	145,947	123,037
Liabilities, Noncurrent
Liabilities	154,071	145,947	123,037
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest
Common Stock, Value, Issued	38,027	35,121	27,343
Additional Paid in Capital, Common Stock	12,814,703	12,473,432	11,075,385
Retained Earnings (Accumulated Deficit)	(11,843,402)	(11,483,275)	(9,890,248)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	1,009,328	1,025,278	1,212,480
Liabilities and Equity	$ 1,163,399	$ 1,171,225	$ 1,335,517